Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2022
Taxes on Income [Abstract]
Schedule of loss (income) before taxes on income
	Year ended December 31
	2022	2021	2020
Domestic	$1,293	$1,104	$2,529
Foreign operations (Beamr Inc and Imaging RU)	(97)	(204)	(165)
	$1,196	$900	$2,364

Schedule of deferred income taxes reflect the net tax effects of net operating loss
	As of December 31
Composition of deferred tax assets:	2022	2021
Net operating loss and capital losses carry-forward	$6,343	$6,254
Research and development credits	438	588
Vacation accrual	48	62
Net deferred tax asset before deferred tax liabilities and valuation allowance	6,829	6,904

Valuation allowance	(6,829)	(6,904)
Net deferred tax assets	$—	$—